Document and Entity Information	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	Marchex, Inc.
Entity Central Index Key	0001224133
Entity Emerging Growth Company	false
Entity File Number	000-50658
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	35-2194038
Entity Address, Address Line One	1448 NW Market St
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98107
City Area Code	206
Local Phone Number	331-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, par value $0.01 per share
Trading Symbol	MCHX
Security Exchange Name	NASDAQ